Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of future minimum lease payments
Future minimum lease payments for the five years subsequent to December 31, 2012, thereafter and in the aggregate are as follows (in thousands):

	Capital Leases	Operating Leases
2013	$446	$1,010
2014	446	696
2015	430	672
2016	412	471
2017	440	53
Thereafter	1,970	—
Total minimum lease payments	4,144	$2,902
Less amount representing interest	(1,031)
Present value of net minimum lease payments	$3,113